National Commerce Corporation (Parent Company Only) Financial Information - Statements of Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income tax benefit	$ (3,159)	$ (2,310)	$ (1,071)
Net earnings	5,403	4,006	2,057
Parent Company [Member]
Income	0	0	0
Other expense	458	123	97
Total expenses	458	123	97
Loss before equity in undistributed earnings of subsidiaries	(458)	(123)	(97)
Equity in undistributed earnings of subsidiaries	5,764	4,079	2,117
Income tax benefit	97	50	37
Net earnings	$ 5,403	$ 4,006	$ 2,057